Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans, including fees	$ 12,329,198	$ 13,650,673
Deposits in banks	1,518	988
Securities	976,790	958,586
Federal funds sold	1,218	3,666
Total interest income	13,308,724	14,613,913
Interest expense:
Deposits	4,162,717	5,525,543
Other borrowings	180,241	173,972
Total interest expense	4,342,958	5,699,515
Net interest income	8,965,766	8,914,398
Provision for loan losses	1,722,277	2,746,000
Net interest income after provision for loan losses	7,243,489	6,168,398
Other income:
Service charges on deposit accounts	1,465,679	1,386,243
Other fees and commissions	124,227	94,774
Gain on sales of available for sale securities	514,758	403,712
Rental income	377,560	262,898
Gain (loss) on disposal of premises and equipment	(7,453)	10,549
Other operating income	401,586	361,864
Total other income	2,876,357	2,520,040
Other expenses:
Salaries and employee benefits	3,662,659	3,645,725
Occupancy and equipment expenses, net	1,259,633	1,279,857
Loss on sales of foreclosed real estate	37,993	36,666
Other real estate expenses and writedowns	1,711,401	816,217
Other operating expenses	5,179,885	4,505,084
Total other expenses	11,851,571	10,283,549
Income (loss) before income tax benefit and equity in undistributed income (loss) of subsidiaries	(1,731,725)	(1,595,111)
Income tax benefits
Net income (loss)	(1,731,725)	(1,595,111)
Preferred stock dividends	(62,156)	(62,156)
Net loss available to common shareholders	$ (1,793,881)	$ (1,657,267)
Basic losses per common share	$ (0.18)	$ (0.17)
Diluted losses per common share	$ (0.18)	$ (0.17)